Concentration and risks (Details) - CNY (¥) ¥ in Thousands	12 Months Ended		36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2008
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate	(5.00%)	7.00%
Minimum
Concentration and risks
Foreign currency exchange appreciation (depreciation) rate			20.00%
Currency convertibility risk
Concentration and risks
Cash and cash equivalents, restricted cash and short-term investments	¥ 15,443,123	¥ 27,566,040